Income Tax (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate (as a percent)	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes (as a percent)	13.60%	(14.86%)	(24.26%)
Effect of tax preference (as a percent)	(17.16%)	(1.91%)	0.72%
Effect of different tax rate of subsidiary operation in other jurisdiction (as a percent)	(1.47%)	(2.14%)	(0.83%)
Valuation allowance movement (as a percent)	5.86%	(9.48%)	(0.10%)
Effect of different tax rate of DTA and DTL applied (as a percent)	(3.22%)	0.55%	0.05%
Other (as a percent)	(0.53%)	1.18%
Effective income tax rate (as a percent)	22.08%	(1.66%)	0.58%
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect	$ 10,628,117	$ (1,336,133)	$ 3,046,393
Per share effect basic	$ 0.08	$ (0.01)	$ 0.04
Per share effect diluted	$ 0.08	$ (0.01)	$ 0.04
Tax losses carry forward	93,844,512	97,503,509
Undistributed earnings of PRC subsidiaries	346,400,000
Provision for PRC dividend withholding tax	$ 0